Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Components of Income (Loss) Before Taxes
The components of income (loss) before taxes on income are as follows (in thousands):

	Year ended December 31,
	2025	2024	2023
U.S.	$(2,672)	$637	$(7,696)
Israel	(3,323)	(3,780)	(9,358)
Australia	—	—	—
Loss before taxes on income	$(5,995)	$(3,143)	$(17,054)

Significant Components of Deferred Tax Assets
The significant components of the Company’s deferred tax assets were comprised of the following (in thousands):

	December 31,
	2025	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$73,691	$70,749	$69,906
Stock-based compensation	1,075	1,180	1,904
Reserves and allowances	261	463	229
U.S. tax credits and other credits	12,692	12,550	12,270
Capitalized research and development expenditures	6,881	8,825	9,750
Operating lease right-of-use assets	—	(1)	(32)
Operating lease liabilities	—	2	33
Other	44	94	129
Total deferred tax assets	94,644	93,862	94,189
Valuation allowance	(94,644)	(93,862)	(94,189)
Net deferred tax assets	$—	$—	$—

Reconciliation of Expected Tax Expense with Actual Tax Expense
For the years ended December 31, 2025, 2024 and 2023 the expected tax expense based on the federal statutory rate is reconciled with the actual tax expense as follows:

	Year ended December 31,
	2025	2025	2024	2024	2023	2023
	(dollar amounts in thousands)
U.S. federal statutory rate	$(1,259)	21.0%	$(660)	21.0%	$(3,581)	21.0%
State tax rate, net of federal effect	2	(0.0)	2	0.1	2	0.0
Foreign Tax Effects
Statutory tax rate difference between Israel and United States	(67)	1.1	(76)	2.4	(187)	1.1
Changes in valuation allowances	755	(12.6)	868	(27.6)	2,157	(12.7)
Other items	9	(0.2)	1	(0.0)	(5)	0.0
Tax credits
Research and development credit	(142)	2.4	(280)	8.9	(3,426)	20.1
U.S. Changes in valuation allowances	683	(11.4)	(544)	17.3	4,695	(27.5)
Nontaxable or nondeductible items
Stock compensation	17	(0.3)	749	(23.8)	358	(2.1)
Warrant valuation	—	—	(79)	2.5	(334)	2.0
Other nontaxable or nondeductible items	2	(0.0)	19	(0.7)	322	(1.9)
Effective income tax rate	$—	0%	$—	0%	$—	0%